UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-08652

Croft Funds Corporation

(Exact name of registrant as specified in charter)

Canton House, 300 Water Street

Baltimore, Maryland 21202

 (Address of principal executive offices)

(Zip code)

Mr. Kent Croft

Canton House, 300 Water Street

Baltimore, Maryland 21202

(Name and address of agent for service)

With copy to:

Leslie Cruz, Esquire

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW

Washington, DC 20004

Registrant's telephone number, including area code: (410) 576-0100

Date of fiscal year end: April 30

Date of reporting period: October 31, 2008

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

Croft Value Fund

&

Croft Income Fund

SEMI-ANNUAL REPORT

October 31, 2008

(Unaudited)

CROFT VALUE FUND

PORTFOLIO ILLUSTRATION

OCTOBER 31, 2008 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the portfolio of investments.

CROFT INCOME FUND

PORTFOLIO ILLUSTRATION

OCTOBER 31, 2008 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by the investment grade as a percentage of the portfolio of investments.

CROFT VALUE FUND

SCHEDULE OF INVESTMENTS

OCTOBER 31, 2008 (UNAUDITED)

Shares		Value
COMMON STOCKS - 87.33%

Agricultural - 2.75%
10,417	Archer Daniels-Midland Co.	215,944
7,204	CF Industries Holdings, Inc.	462,425
7,996	Monsanto Company	711,484
3,757	Potash Corp. of Saskatchewan	320,322
		1,710,175
Aircraft & Parts - 0.76%
29,547	AAR Corp. *	472,456

Banks, S&Ls and Brokers - 0.85%
12,087	Bank Of America Corp.	292,143
18,893	Lloyds TSB Group Plc	238,808
		530,951
Building & Construction - 3.12%
48,046	Foster Wheeler Ltd. *	1,316,460
31,805	Quanta Services, Inc. *	628,467
		1,944,927
Business Services - 1.50%
41,260	Amdocs Ltd. *	930,826

Cable TV & Cellular Telephone - 1.44%
52,420	General Cable Corp. *	895,334

Capital Equipment - 5.47%
13,057	Caterpillar, Inc.	498,777
23,762	Deere & Co.	916,263
19,109	Terex Corp. *	318,929
20,200	Trinity Industries, Inc.	340,976
24,214	United Technologies Corp.	1,330,801
		3,405,746
Chemicals - 1.44%
27,922	Dupont Ei De Nemours & Co.	894,621

Consumer Nondurables 4.44%
16,322	Procter & Gamble Co.	1,053,422

* Non-income producing during the period.

The accompanying notes are an integral part of these financial statements.

CROFT VALUE FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

OCTOBER 31, 2008 (UNAUDITED)

Shares		Value
18,922	Philip Morris International, Inc. *	822,539
13,470	Lorilland, Inc.	887,134
		2,763,095
Financial Services - 3.79%
52,206	Invesco Ltd. ADR	778,391
15,075	Legg Mason, Inc.	334,514
16,931	Citigroup, Inc.	231,108
35,264	The Cit Group Inc	145,993
26,384	Bank Of New York Mellon Corp.	870,408
		2,360,414
Forester Products - 3.80%
25,525	Potlatch Corp.	847,685
39,740	Weyerhaeuser Co.	1,518,863
		2,366,548
Gas & Gas Transmission - 3.28%
67,340	Williams Companies, Inc.	1,412,120
13,464	Ultra Petroleum Corp. *	626,749
		2,038,869
Healthcare - 6.56%
19,500	Aetna Inc.	484,965
36,085	Unitedhealth Group, Inc.	856,297
14,578	Edwards Lifesciences Corp. *	770,302
48,044	Qiagen N.V. *	685,107
11,263	Stryker Corp.	602,120
22,345	CVS Corp.	684,874
		4,083,665
Home Improvement Stores - 1.50%
43,079	Lowes Companies, Inc.	934,814

Industrial Goods - 3.15%
27,780	Perkinelmer, Inc.	498,373
40,225	Abb Ltd.	528,959
30,294	Baldor Electric Co.	531,963
15,063	Allegheny Technologies, Inc.	399,772
		1,959,067
Insurance Agents & Brokers - 1.30%
27,547	Marsh & Mclennan Companies, Inc.	806,576

ADR – American Depository Receipt

* Non-income producing during the period.

The accompanying notes are an integral part of these financial statements.

CROFT VALUE FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

OCTOBER 31, 2008 (UNAUDITED)

Shares	Value
International Oil & Gas - 3.14%
36,826	Opti Canada, Inc. *	97,734
58,913	Petrobank Energy & Resources Ltd. *	1,120,272
149,393	Oilsands Quest, Inc. *	249,486
30,577	Nexen, Inc.	488,926
		1,956,418
Life Insurance - 1.15%
42,060	Genworth Financial, Inc.	203,570
17,114	Prudential Financial, Inc.	513,420
		716,990
Media & Entertainment - 2.62%
12,971	Viacom, Inc. - Class B *	262,274
39,789	Cablevision Systems Corp. *	705,459
41,097	Liberty Media Corp. *	661,662
		1,629,395
Metals & Mining - 1.38%
48,912	Mercator Minerals Ltd.	97,447
25,590	Freeport McMoran Copper & Gold, Inc.	743,645
16,393	Sprott Moylbdenum *	15,393
		856,485
Multi-Industry - 3.73%
27,864	Honeywell International, Inc.	848,459
19,311	ITT Corp.	859,340
31,440	General Electric Co.	613,394
		2,321,193
Natural Gas - 2.72%
18,895	Penn West Energy Trust	337,465
11,709	Bill Barrett Corp. *	238,864
31,356	Southwestern Energy Co. *	1,116,901
		1,693,230
Oil - 0.31%
27,335	Gulfport Energy Corp.	192,712

Pharmaceuticals - 6.28%
24,332	Pfizer, Inc.	430,920
20,179	Johnson & Johnson	1,237,780

ADR – American Depository Receipt

* Non-income producing during the period.

The accompanying notes are an integral part of these financial statements.

CROFT VALUE FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

OCTOBER 31, 2008 (UNAUDITED)

Shares		Value
6,149	Cephalon, Inc. *	441,006
17,704	Icon Public Ltd. Co. ADR *	449,150
27,988	Pharmaceutical Product Development, Inc.	867,068
15,093	Wyeth	485,693
		3,911,617
Property & Casualty Insurance - 3.34%
15,830	Allstate Corp.	417,754
28,930	Ace Ltd.	1,659,425
		2,077,179
Retail Stores - 0.97%
47,213	Collective Brands, Inc. *	603,854

Semiconductors - 1.11%
53,709	Applied Materials, Inc.	693,383

Specialty Chemicals - 4.06%
20,556	Albemarle Corp.	500,539
22,510	FMC Corp.	980,085
16,270	3M Co.	1,046,161
		2,526,785
Technology - 3.07%
60,066	Cisco Systems, Inc. *	1,067,373
27,844	Altera Corp.	483,093
17,048	Verisign, Inc. *	361,418
		1,911,884
Telephones & Communications - 0.63%
36,267	Corning, Inc.	392,772

Transportation - 2.25%
2,773	Burlington Northern Santa Fe Corp.	246,963
8,131	Norfolk Southern Corp.	487,372
15,403	Canadian National Railway Co.	666,180
		1,400,515
Utilities - 5.44%
11,875	PG&E Corp.	435,456

ADR – American Depository Receipt

* Non-income producing during the period.

The accompanying notes are an integral part of these financial statements.

CROFT VALUE FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

OCTOBER 31, 2008 (UNAUDITED)

Shares		Value
64,205	Calpine Corp. *	751,198
179,484	Dynegy, Inc. *	653,322
8,310	Firstenergy Corp.	433,450
14,554	Edison International	517,977
6,900	FPL Group, Inc.	325,956
32,395	Sierra Pacific Resources	268,555
		3,385,914

TOTAL FOR COMMON STOCKS (Cost $76,832,357) - 87.33%		$ 54,368,410

REAL ESTATE INVESTMENT TRUSTS
17,266	Plum Creek Timber Co., Inc.	643,676

TOTAL FOR REAL ESTATE INVESTMENT TRUSTS (Cost $748,434) - 1.03%		$ 643,676

SHORT TERM INVESTMENTS - 11.94%
7,434,185	Short-term Investment Company Prime Portfolio 2.49% ** (Cost $7,434,185)	7,434,185

TOTAL FOR SHORT TERM INVESTMENT (Cost $7,434,185) - 11.94%		$ 7,434,185

TOTAL INVESTMENTS (Cost $85,014,976) - 100.31%		$ 62,446,271

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.31)%		(199,670)

NET ASSETS - 100.00%		$ 62,246,601

* Non-income producing during the period.

** Variable Rate Security; the coupon rate shown represents the rate at October 31, 2008.

The accompanying notes are an integral part of these financial statements.

CROFT INCOME FUND

SCHEDULE OF INVESTMENTS

OCTOBER 31, 2008 (UNAUDITED)

Shares		Value

CLOSED END MUTUAL FUNDS - 1.87%

Taxable Bond Funds - 1.87%
6,200	AllianceBernstein Global High Income Fund	$ 51,832
9,600	Templeton Emerging Markets Income Fund	88,896
4,500	Western Asset Worldwide Income Fund	35,595
		176,323

TOTAL FOR CLOSED END MUTUAL FUNDS (Cost $227,527) - 1.87%		$ 176,323

CORPORATE BONDS - 65.84%

Accident & Health Insurance - 1.55%
123,000	Aflac, Inc. 6.50%, 4/15/09	124,489
22,000	Unumprovident Corp. , 7.625%, 3/1/11	21,256
		145,745
Bituminous Coal & Lignite Surface Mining - 0.53%
50,000	Massey Energy Co., 6.625%, 11/15/10	50,000

Business Equipment - 3.87%
80,000	Goodyear Tire Co. 7.857%, 8/15/11	68,400
182,000	Hewlett-Packard Co. 5.500%, 3/1/18	156,451
60,000	Pitney Bowes, Inc. 4.750%, 5/15/18	46,896
105,000	United Technology Corp. 5.375%, 12/15/17	92,420
		364,167
Business Services - 1.42%
145,000	United Parcel Services, 5.50%, 1/15/18	133,838

Cable TV & Cellular Telephone - 1.03%
100,000	Tele-Communications, Inc. Senior Debentures, 7.875%, 8/1/13	97,300

Chemicals - 5.00%
75,000	Agrium, Inc. Debentures (Yankee), 7.800%, 2/1/27	72,192
65,000	ARCO Chemical Co. Debentures, 10.250%, 11/1/10	60,450

The accompanying notes are an integral part of these financial statements.

CROFT INCOME FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

OCTOBER 31, 2008 (UNAUDITED)

Shares		Value
150,000	ARCO Chemical Co. Debentures, 9.800%, 2/1/20	70,500
150,000	Dumont EI De Nemours, 6.000% 7/15/18	137,285
100,000	Hanna (M.A.) Co. Notes, 6.580%, 2/23/11	82,500
30,000	IMC Global, Inc. Senior Debentures, 9.450%, 12/15/11 27,852
99,000	Millennium American, Inc. Senior Unsecured Debentures, 7.625%, 11/15/26	19,800
		470,579
Electric & Gas Utilities - 1.59%
100,000	Dominion Resources, Inc. 6.250%, 6/30/12	94,332
67,000	El Paso Corp. Senior Notes, 7.000%, 5/15/11	55,781
		150,113
Electronic Instruments and Controls - 0.85%
40,000	Arrow Electronics, Inc. Senior Debentures, 6.875%, 6/1/18 32,986
60,000	Arrow Electronics, Inc. Debentures, 7.500%, 1/15/27	46,989
		79,975
Energy and Energy Services - 2.16%
60,000	Conocophillips 7.80%, 1/1/27	56,772
100,000	Conocophillips 5.20%, 5/15/18	83,753
65,000	Global Marine, Inc., Notes, 7.000%, 6/1/28	62,784
		203,309
Environmental Service/Pollution Control - 0.57%
50,000	Waste Management, Inc. Debentures, 7.650%, 3/15/11	53,686

Federal & Federally-Sponsored Credit Agencies - 13.64%
121,000	Fannie Mae 4.00%, 12/18/14	116,046
100,000	Fannie Mae 4.50%, 12/18/17	92,031
90,000	Fannie Mae 4.50%, 5/28/15	87,666
43,000	Fannie Mae 4.50%, 6/11/18	40,097
105,000	Fannie Mae 4.81%, 6/30/16	101,456
200,000	Fannie Mae 5.00%, 7/24/18	192,062
120,000	Fannie Mae 5.00%, 7/2/18	115,387
158,000	Freddie Mac 5.00%, 7/23/20	148,464
125,000	Federal Farm Credit Bank 5.41 11/7/16	123,828
80,000	Federal Home Loan Bank 4.50%, 6/12/13	79,850
75,000	Federal Home Loan Mortgage Corp.	74,021
121,000	Freddie Mac 4.55%, 3/15/18	112,972
		1,283,880

The accompanying notes are an integral part of these financial statements.

CROFT INCOME FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

OCTOBER 31, 2008 (UNAUDITED)

Shares		Value
Financial Services - 3.23%
100,000	American Financial Group, Inc. Senior Debentures, 7.125%, 4/15/09	101,066
160,000	Berkshire Hathaway, Inc. 4.625%, 10/15/13	153,186
60,000	CIGNA Corp. Debentures, 7.875%, 5/15/27	49,706
		303,958
Food & Drug Producers - 2.70%
100,000	Archer-Daniels Midland Co. 5.45%, 3/15/18	84,996
160,000	Pepsico, Inc. 7.90%, 11/1/18	168,802
		253,798
Gas & Gas Transmission - 0.80%
100,000	KN Energy, Inc. Senior Debentures , 7.250%, 3/1/28	75,000

Home Improvement Stores - 0.29%
30,000	Home Depot, Inc. 5.20%, 3/1/11	27,681

Home Lawn & Garden Equipment - 1.01%
100,000	Toro Company Debentures, 7.800%, 6/15/27	94,746

Industrial Goods - 1.92%
75,000	Cummins Engine Company, Inc. Debentures, 6.750%, 2/15/27	66,852
136,000	General Electric Co. 5.25%, 12/6/17	113,839
		180,691
Insurance Agents, Brokers & Service - 1.18%
120,000	Marsh & McLennan Co. , 5.750%, 9/15/15	110,778

International Gas & Oil - 2.60%
175,000	Nexen, Inc. 5.05%. 11/20/13	155,460
150,000	Opti Canada, Inc. 8.25% 12/15/14	89,250
		244,710
Life Insurance - 1.40%
160,000	Prudential Finanical, Inc. 4.5% 7/15/13	131,496

Media & Entertainment - 1.68%
170,000	Time Warner, Inc. Debentures, 9.150%, 2/1/23	157,809

The accompanying notes are an integral part of these financial statements.

CROFT INCOME FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

OCTOBER 31, 2008 (UNAUDITED)

Shares		Value
Metal & Mining - 0.89%
100,000	Arch Western Finance 6.75%, 7/1/13	84,000

Miscellaneous Consumer Goods & Services - 1.02%
100,000	Tenneco Packaging, Inc. Debentures, 8.125% 6/15/17	96,108

Miscellaneous Manufacturing Industries - 0.26%
25,000	Blyth, Inc., 7.90%, 10/1/09	24,938

Paper & Paper Products - 0.68%
100,000	Boise Cascade Corp. Debentures, 7.350%, 2/1/16	63,850

Pipelines - 1.32%
150,000	Sonat Inc. Notes, 7.625%, 7/15/11	124,701

Plastic Materials, Synthetic Resins & Nonvulcan Elastomers - 1.34%
150,000	Albemarle Corp., 5.100%, 2/1/15	126,482

Printing & Publishing - 1.48%
165,000	News America Holdings, Inc. Senior Debentures, 7.750%, 2/1/24	139,038

Radiotelephone Communications - 0.55%
95,000	Nextel Communications, Inc. , 7.380%, 8/1/15	52,250

Retail Stores - 0.75%
55,000	Albertson's Medium-Term, Inc. Notes, 6.520%, 4/10/28	38,453
55,000	Sears Roebuck Co. , 7.500%, 10/15/27	31,947
		70,400
Security & Protection Services - 1.13%
115,000	L-3 Communications Corp. 7.625%, 6/15/12	106,663

Semiconductors - 0.33%
30,000	Flextronics International 9.875%, 7/1/10	31,050

The accompanying notes are an integral part of these financial statements.

CROFT INCOME FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

OCTOBER 31, 2008 (UNAUDITED)

Shares		Value
Steel & Iron - 2.85%
185,000	Carpenter Technology 7.625%, 8/15/11	182,627
100,000	Nucor Corp. 5.750%, 12/1/17	85,789
		268,416
Telephones & Communications - 2.79%
95,000	Alltel Corp. 7.875% Due 7/1/32	85,975
186,000	AT&T Corp Lib Med 8.25%, 2/1/30	102,192
115,000	Motorola Inc 6.50%, 11/15/28	71,506
3,141	Nynex Corp Amort Debentures 9.55%, 5/1/10	3,220
		262,893
Technology - 1.43%
145,000	Cisco Systems, Inc. 5.50%, 2/22/16	134,406

TOTAL FOR CORPORATE BONDS (Cost $6,803,213) - 65.84%		$ 6,198,454

SHORT TERM INVESTMENTS - 31.75%

Commercial Paper
300,000	American Express Commercial Paper 3.12%, 1/22/09	300,000
300,000	GECC Commercial Paper 3.10%, 12/24/08	300,000
300,000	Toyota Credit Corp. 3.40%, 1/22/09	300,000
		900,000

Money Market Funds
2,088,982	Short-term Investment Company Prime Portfolio 2.49% * (Cost $2,088,982)	2,088,982

TOTAL SHORT TERM INVESTMENTS (Cost $2,988,982) - 31.75%		$ 2,988,982

TOTAL INVESTMENTS (Cost $10,019,722) - 99.46%		$ 9,363,759

OTHER ASSETS LESS LIABILITIES - 0.54%		50,746

NET ASSETS - 100.00%		$ 9,414,505

* Variable Rate Security; the coupon rate shown represents the rate at October 31, 2008.

The accompanying notes are an integral part of these financial statements.

CROFT FUNDS

STATEMENT OF ASSETS AND LIABILITIES

OCTOBER 31, 2008 (UNAUDITED)

Assets:	Value Fund	Income Fund
Investments in Securities, at Value (Cost
$85,014,976 and $10,019,722, respectively)	$62,446,271	$ 9,363,759

Receivables:
Dividends and Interest	56,343	139,618
Due from Advisor	-	8,427
Securities Sold	209,464	-
Prepaid Expenses	25,420	9,787
Total Assets	62,737,498	9,521,591
Liabilities:
Payables:
Accrued Management Fees	49,062	-
Dividends Payable	-	10,520
Other Accrued Expenses	29,505	9,273
Securities Purchased	412,330	87,293
Total Liabilities	490,897	107,086
Net Assets	$62,246,601	$ 9,414,505
Net Assets Consist of:
Paid In Capital	$88,928,969	$ 10,960,622
Accumulated Undistributed Net Investment Income	78,986	26,736
Accumulated Undistributed Realized Gain (Loss) on Investments	(4,192,649)	(825,764)
Unrealized Depreciation in Value of Investments	(22,568,705)	(747,089)

Net Assets (30,000,000 shares authorized,

    $0.001 par value for the Croft Fund

    Corporation, which include the Croft Value

    Fund and the Croft Income Fund), for

    3,890,717 and 1,066,766 Shares Outstanding.

	$62,246,601	$ 9,414,505

Net Asset Value and Offering Price Per Share	$ 16.00	$ 8.83

Short-term Redemption Price Per Share ($16 x 0.98 and $8.83 x 0.98) *	$ 15.68	$ 8.65

* The Funds will deduct a 2% redemption fee for redemption proceeds if purchased and redeemed within 30 days.

The accompanying notes are an integral part of these financial statements.

CROFT FUNDS

STATEMENT OF OPERATIONS

For the six months ended OCTOBER 31, 2008 (UNAUDITED)

	Value Fund	Income Fund
Investment Income:
Dividends (net of foreign witholding taxes of $6,745 and $0, respectively)	$ 466,380	$ 7,878
Interest	98,079	260,126
Total Investment Income	564,459	268,004

Expenses:
Advisory Fees (Note 3)	329,736	40,867
Distribution Fees	87,699	12,933
Custody Fees	33,639	2,561
Transfer Agent and Fund Accounting Fees	22,905	20,345
Registration Fees	10,276	10,276
Audit Fees	6,609	6,554
Insurance Fees	6,554	6,554
Legal Fees	10,733	10,733
Miscellaneous Fees	1,104	1,008
Printing and Mailing Fees	1,840	920
Trustee Fees	517	340
Total Expenses	511,612	113,091
Fees Waived and Reimbursed by the Advisor (Note 3)	-	(56,188)
Net Expenses	511,612	56,903

Net Investment Income	52,847	211,101

Realized and Unrealized Loss on Investments:
Realized Loss on Investments	(4,517,120)	(138,815)
Net Change in Unrealized Depreciation on Investments	(28,070,843)	(829,373)
Net Realized and Unrealized Gain (Loss) on Investments	(32,587,963)	(968,188)

Net Increase in Net Assets Resulting from Operations	$(32,535,116)	$ (757,087)

The accompanying notes are an integral part of these financial statements.

CROFT VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS

	(Unaudited)
	Six Months	For the Year
	Ended	Ended
	10/31/2008	4/30/2008
Increase in Net Assets From Operations:
Net Investment Income	$ 52,847	$ 95,675
Net Realized Gain (Loss) on Investments	(4,517,120)	1,011,131
Net Change in Unrealized Appreciation (Depreciation) on Investments	(28,070,843)	1,252,227
Net Increase (Decrease) in Net Assets Resulting from Operations	(32,535,116)	2,359,033
Distributions to Shareholders from:
Net Investment Income	-	(85,119)
Realized Gains	-	(921,353)
Net Change in Net Assets from Distributions	-	(1,006,472)
Capital Share Transactions:
Proceeds from Sale of Shares	54,379,602	40,049,704
Shares Issued on Reinvestment of Dividends	-	970,999
Cost of Shares Redeemed	(20,978,824)	(2,960,981)
Net Increase from Shareholder Activity	33,400,778	38,059,722
Net Assets:
Net Increase in Net Assets	865,662	39,412,283
Beginning of Period	61,380,939	21,968,656
End of Period (Including Accumulated Undistributed Net Investment Income of $86,186 and $26,139, respectively)
	$62,246,601	$61,380,939
Share Transactions:
Shares Sold	2,447,752	1,615,881
Shares Issued on Reinvestment of Dividends	-	37,274
Shares Redeemed	(995,757)	(119,698)
Net Increase in Shares	1,451,995	1,533,457
Outstanding at Beginning of Period	2,438,722	905,265
Outstanding at End of Period	3,890,717	2,438,722

The accompanying notes are an integral part of these financial statements.

CROFT INCOME FUND

STATEMENTS OF CHANGES IN NET ASSETS

	(Unaudited)
	Six Months	For the Year
	Ended	Ended
	10/31/2008	4/30/2008
Increase (Decrease) in Net Assets From Operations:
Net Investment Income	$ 211,101	$ 532,809
Net Realized Loss on Investments	(138,815)	(120,791)
Net Change in Unrealized Depreciation on Investments	(829,373)	(241,420)
Net Increase in Net Assets Resulting from Operations	(757,087)	170,598
Distributions to Shareholders:
Net Investment Income	(208,844)	(526,766)
Total Dividends and Distributions Paid to Shareholders	(208,844)	(526,766)
Capital Share Transactions:
Proceeds from Sale of Shares	255,798	584,809
Shares Issued on Reinvestment of Dividends 185,936		443,801
Cost of Shares Redeemed	(511,832)	(1,243,403)
Net Decrease from Shareholder Activity	(70,098)	(214,793)
Net Assets:
Net Decrease in Net Assets	(1,036,029)	(570,961)
Beginning of Period	10,450,534	11,021,495
End of Period (Including Accumulated Undistributed Net Investment Income of $26,736 and $24,479, respectively.	$ 9,414,505	$10,450,534
Share Transactions:
Shares Sold	26,564	58,851
Shares Issued on Reinvestment of Dividends	20,233	45,065
Shares Redeemed	(53,647)	(124,835)
Net Decrease in Shares	(6,850)	(20,919)
Outstanding at Beginning of Period	1,073,616	1,094,535
Outstanding at End of Period	1,066,766	1,073,616

The accompanying notes are an integral part of these financial statements.

CROFT VALUE FUND

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period:

	(Unaudited)
Six Months
	Ended	For the Years Ended
	10/31/ 2008	4/30/ 2008	4/30/ 2007	4/30/ 2006	4/30/ 2005	4/30/ 2004
Net Asset Value, at Beginning of Period	$ 25.17	$ 24.27	$ 21.94	$ 18.57	$ 17.62	$ 13.94
Income From Investment Operations:
Net Investment Income (Loss) *	0.02	0.08	0.13	0.03	0.08	(0.02)
Net Gain (Loss) on Securities (Realized and Unrealized)	(9.19)	1.72	3.27	4.80	1.65	3.72
Total from Investment Operations	(9.17)	1.80	3.40	4.83	1.73	3.70
Distributions:
Net Investment Income	-	(0.08)	(0.11)	(0.06)	(0.06)	(0.02)
Realized Gains	-	(0.82)	(0.96)	(1.40)	(0.72)	0.00
Total from Distributions	-	(0.90)	(1.07)	(1.46)	(0.78)	(0.02)
Net Asset Value, at End of Period	$ 16.00	$ 25.17	$ 24.27	$ 21.94	$ 18.57	$ 17.62
Total Return **	(36.43)%	7.28%	15.86%	26.77%	10.01%	26.55%
Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 62,247	$ 61,381	$21,969	$ 11,024	$ 7,341	$ 6,596
Before Waivers
Ratio of Expenses to Average Net Assets	1.46% ***	1.57%	1.66%	1.76%	2.01%	2.05%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.15% ***	0.22%	0.43%	(0.12)%	(0.10)%	(0.66)%
After Waivers
Ratio of Expenses to Average Net Assets	1.46% ***	1.48%	1.50%	1.50%	1.50%	1.50%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.15% ***	0.31%	0.59%	0.13%	0.41%	(0.12)%
Portfolio Turnover	5.24%	24.20%	19.46%	21.97%	47.54%	46.42%

* Per share net investment income has been determined on the basis of average shares outstanding during the period.

** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, and is not annualized for periods of less than one year.

*** Annualized

The accompanying notes are an integral part of these financial statements.

CROFT INCOME FUND

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period:

	(Unaudited)
	Six Months
	Ended	For the Years Ended
	10/31/ 2008	4/30/ 2008	4/30/ 2007	4/30/ 2006	4/30/ 2005	4/30/ 2004
Net Asset Value, at Beginning of Period	$ 9.73	$10.07	$ 9.98	$ 10.21	$10.12	$ 9.90
Income From Investment Operations:
Net Investment Income *	0.20	0.50	0.53	0.49	0.45	0.52
Net Gain (Loss) on Securities (Realized and Unrealized)	(0.90)	(0.34)	0.08	(0.24)	0.09	0.22
Total from Investment Operations	(0.70)	0.16	0.61	0.25	0.54	0.74
Distributions:
Net Investment Income	(0.20)	(0.50)	(0.52)	(0.48)	(0.45)	(0.52)
Realized Gains	0.00	0.00	0.00	0.00	0.00	0.00
Total from Distributions	(0.20)	(0.50)	(0.52)	(0.48)	(0.45)	(0.52)
Net Asset Value, at End of Period	$ 8.83	$ 9.73	$ 10.07	$ 9.98	$10.21	$ 10.12
Total Return **	(7.31)%	1.63%	6.27%	2.43%	5.42%	7.61%
Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 9,415	$10,451	$ 11,021	$ 10,040	$8,786	$ 8,451
Before Waivers
Ratio of Expenses to Average Net Assets	2.19%***	1.97%	1.66%	1.67%	1.68%	1.64%
Ratio of Net Investment Income (Loss) to Average Net Assets	4.17%***	4.17%	4.71%	4.28%	3.79%	4.61%
After Waivers and Reimbursements
Ratio of Expenses to Average Net Assets	1.10%***	1.10%	1.10%	1.10%	1.10%	1.10%
Ratio of Net Investment Income (Loss) to Average Net Assets	4.08%***	5.04%	5.27%	4.85%	4.36%	5.15%
Portfolio Turnover	5.24%	5.03%	15.04%	14.61%	1.76%	10.15%

* Per share net investment income has been determined on the basis of average shares outstanding during the period.

** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, and is not annualized for periods of less than one year.

*** Annualized

The accompanying notes are an integral part of these financial statements.

CROFT FUNDS

NOTES TO FINANCIAL STATEMENTS

OCTOBER 31, 2008 (UNAUDITED)

Note 1. Organization

The Croft Value Fund (the “Value Fund”) and the Croft Income Fund (the “Income Fund”) were organized as managed portfolios of the Croft Funds Corporation (the “Corporation”) under the laws of the State of Maryland pursuant to Articles of Incorporation dated July 20,1994, and are registered under the Investment Company Act of 1940, as amended, as diversified, open-end investment companies. The Funds commenced operations on May 4, 1995. The Value Fund’s investment objective is to seek growth of capital.  It invests primarily in common stocks of companies believed by Croft-Leominster, Inc. (the “Advisor”) to be undervalued and have good prospects for capital appreciation.  The Croft Income Fund seeks a high level of current income with moderate risk to principal. The Advisor seeks to achieve this by investing primarily in a diversified portfolio of U.S. traded investment grade fixed-income securities.

Note 2.  Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.

Security Valuation: The Funds’ portfolio securities for which market quotations are readily available are valued at market value, which is determined by using the last reported sale price. If there are no sales reported, as in the case of certain securities traded over-the-counter, the Funds’ portfolio securities will be valued by using the last reported bid price. Many debt securities, including U.S. Government Securities, are traded in the over-the counter market. Obligations having remaining maturities of 60 days or less are valued at amortized cost which the Corporation’s Directors have determined to approximate their market value.  The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments in a specific country or region.

The amortized cost value of a security is determined by valuing it at cost originally and thereafter amortizing any discount or premium from its face value at a constant rate until maturity, regardless of the effect of fluctuating interest rates on the market value of the instrument.  Although the amortized cost method provides certainty in valuation, it may result at times in determinations of value that are higher or lower than the price the Funds would receive if the instruments were sold.  Consequently, changes in the market value of such portfolio instruments during periods of rising or falling interest rates will not be reflected in the computation of the Funds’ net asset value.

CROFT FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

OCTOBER 31, 2008 (UNAUDITED)

Certain securities and assets of the Funds may be valued at fair value as determined in good faith by the Board of Directors or by persons acting at their direction in accordance with guidelines established by the Board of Directors.  The fair value of any restricted securities from time to time held by the Funds are determined by the Advisor according to procedures approved by the Board of Directors.  Such valuations and procedures are reviewed periodically by the Board of Directors.  The fair value of these securities is generally determined as the amount which the Funds could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities trade on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Federal Income Taxes: Each Fund’s policy is to continue to comply with requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income as dividends to its shareholders.  The Funds intend to distribute their net long-term capital gains and their net short-term capital gains at least once a year. Therefore, no provision for federal income taxes is required. Federal income tax loss carryforwards generated in prior years will be used to offset a portion of current year’s net realized gains.

Effective October 31, 2007, the Funds adopted Financial Accounting Standards Board (“FASB”) Interpretation No. 48 (“Fin 48”), Accounting for Uncertainty in Income Taxes, a clarification of FASB Statement No. 109, Accounting for Income Taxes.  FIN 48 establishes financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return.  FIN 48 was applied to all open tax years as of the effective date.  The adoption of FIN 48 had no impact on the Funds’ net assets or results of operations.

As of and during the period ended October 31, 2008 the Funds did not have a liability for any unrecognized tax benefits.  The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the statement of operations.  During the period, the Funds did not incur any interest or penalties.  The Funds are not subject to examination by the U.S. federal tax authorities for tax years before 2004.

Distributions to Shareholders: Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.  The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income taxes purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes.  Any such reclassifications will have no effect on net assets, results of operations or net asset value per share of the Fund. There were no reclassifications for the year ended October 31, 2008.

Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other: The Funds record security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statement and income tax purposes.  Dividend income is recognized on the ex-dividend date. Interest income is recognized on an accrual basis.  Discounts and premiums on securities purchased are amortized over the lives of the respective securities.  Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the appropriate country’s rules and rates.

Fair Value Measurements: In September 2006, FASB issued Statement on Financial Accounting Standards (SFAS) No. 157 “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosure about fair value measurements. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.  The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements.  As of October 31, 2008, the Funds do not believe that the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported on the statements of changes in net assets for a fiscal period.

Note 3. Investment Advisory Fee and Other Transactions with Affiliates

The Funds retain Croft-Leominster Inc. (the “Advisor”) as their investment advisor.  Under the terms of the management agreement, subject to such policies as the Board of Directors of the Corporation may determine, the Advisor, at its expense, will continuously furnish an investment program for the Funds, will make investment decisions on behalf of the Funds, and place all orders for the purchase and sale of portfolio securities subject always to applicable investment objectives, policies and restrictions. Pursuant to the management agreement and subject to the general oversight of the Board of Directors, the Advisor also manages, supervises and conducts the other affairs and business of the Funds, furnishes office space and equipment, provides bookkeeping and certain clerical services and pays all fees and expenses of the officers of the Funds.  For the Advisor’s services, the Funds pay a fee, computed daily and payable monthly at the annual rate of 0.94% of the Value Fund’s average daily net assets and at the annual rate of 0.79% of the Income Fund’s average daily net assets.

For the six months ended October 31, 2008, the Advisor earned fees from the Value Fund of $329,736 before the waiver/reimbursement described below. Through August 30, 2009, the Advisor has contractually agreed to waive management fees and/or reimburse expenses to the Value Fund to limit the overall expense ratio to 1.47% (excluding ordinary brokerage commissions, underlying Fund fees and extraordinary expenses) of the Value Fund’s average net assets.  At October 31, 2008 the Value Fund owed the Advisor $49,062.

For the six months ended October 31, 2008, the Advisor earned fees from the Income Fund of $40,867 before the waiver/reimbursement described below.  Through August 30, 2009, the Advisor has contractually agreed to waive management fees and/or reimburse expenses to the Income Fund to limit the overall expense ratio to 1.10% (excluding ordinary brokerage commissions and extraordinary expenses) of the Income Fund’s average net assets.  For the six months ended October 31, 2008, the Advisor waived the entire advisory fee and reimbursed the Income Fund $15,321.

Pursuant to a plan of Distribution, the Funds may pay a distribution fee of up to 0.25% of the average daily net assets to broker-dealers for distribution assistance and to financial institutions and intermediaries such as banks, savings and loan associations, insurance companies and investment counselors as compensation for services rendered or expenses incurred in connection with distribution assistance.  For the six months ended October 31, 2008, the Value Fund and the Income Fund incurred distribution fees of $87,699 and $12,933, respectively.

A director and certain officers of the Corporation are also officers and owners of the Advisor. Each “non-interested” Director is entitled to receive an annual fee of $1,000 plus expenses for services related to the Corporation.

Note 4. Capital Share Transactions

At October 31, 2008, there were 30,000,000, $0.001 par value shares of capital stock authorized for the Croft Funds Corporation (which includes the Croft Value and the Croft Income Fund), and paid-in capital amounted to $88,928,969 for the Income Fund and $10,960,622 for the Value Fund.

Note 5. Investments

Croft Value Fund

For the six months ended October 31, 2008, the cost of purchases and the proceeds from sales, other than U.S. Government Securities and short-term securities, aggregated $37,919,701 and $3,148,605, respectively. For federal income tax purposes, as of October 31, 2008, the gross unrealized appreciation for all securities totaled $2,499,833 and the gross unrealized depreciation for all securities totaled $25,068,538, for a net unrealized depreciation of $22,568,705.  The aggregate cost of securities for federal income tax purposes at October 31, 2008 was $85,014,976.

Croft Income Fund

For the six months ended October 31, 2008, the cost of purchases and the proceeds from the sales, other than U.S. Government securities and short-term securities, aggregated $277,919 and $455,908, respectively.  For the six months ended October 31, 2008, the cost of purchases and the proceeds from the sales on U.S. Government securities aggregated $2,545,144 and $317,330, respectively.  For federal income tax purposes, as of October 31, 2008, the gross unrealized depreciation for all securities totaled $64,065 and the gross unrealized depreciation for all securities totaled $811,154, for a net unrealized depreciation of $747,089.  The aggregate cost of securities for federal income tax purposes at October 31, 2008 was $10,019,722.

The difference between book cost and tax cost represents the difference between the original cost and market value of portfolio securities at the time of conversion from a partnership to a regulated investment company on May 4, 1995.

Note 6. Distributions to Shareholders

CROFT VALUE FUND

The Value Fund makes distributions annually. During the six months ended October 31, 2008, distributions of $0.90 aggregating $1,006,472 were declared and paid from net investment income and long-term capital gains.

The tax character of distributions paid during the fiscal six months ended October 31, 2008 and fiscal year ended April 30, 2008 were as follows:

Distributions paid from:                                 10/31/2008         4/30/2008

Undistributed Net Investment Income                        $0             $85,119

Short-Term Capital Gain                                              0                         0

Long-Term Capital Gain                                              0              921,353

              Total                                                             $0         $1,006,472

As of October 31, 2008 the components of distributable earnings on a tax basis were as follows:

Ordinary Income (Short Term Gain)             $          78,986

Undistributed long-term capital gain                 (4,192,649)

Unrealized appreciation/ (depreciation)          (22,568,705)

                          Total                                     $(26,682,368)

The difference between book basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses of wash sales.

CROFT INCOME FUND

The Income Fund makes quarterly income distributions. During the six months ended October 31, 2008, distributions of $0.50 aggregating $526,766 were declared and paid from net investment income.

The tax character of distributions paid during the six months ended October 31, 2008 and fiscal year ended April 30, 2008 were as follows:

Distributions paid from:                                 10/31/2008         4/30/2008

Undistributed Net Investment Income              $208,844           $526,766

Short-Term Capital Gain                                              0                         0

Long-Term Capital Gain                                              0                         0

              Total                                                   $208,844           $526,766

As of October 31, 2008 the components of distributable earnings on a tax basis were as follows:

Ordinary Income (Short Term Gain)             $          26,736

Undistributed long-term capital loss                     (825,764)

Unrealized appreciation/ (depreciation)                (747,089)

                          Total                                     $   (1,546,117)

The difference between book basis and tax-basis unrealized appreciation (depreciation) is attributable to the difference in original cost and market value of securities at the time of conversion from a partnership to a regulated investment company on May 4, 1995.

Note 7. Control Ownership

The beneficial ownership, either directly or indirectly, or more than 25% of the voting securities of a fund creates a presumption of control of the Fund, under Section 2 (a) 9 of the Act.  As of October 31, 2008 Charles Schwab, Inc. held approximately 67% of the voting securities of the Value Fund and maybe deemed to control the Fund.

CROFT FUNDS

EXPENSE ILLUSTRATION

OCTOBER 31, 2008 (UNAUDITED)

Expense Example

As a shareholder of the Croft Funds, you incur ongoing costs which consist of management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, May 1, 2008 through October 31, 2008.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on these Funds actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not these Funds actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in these Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Value Fund
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period *
	5/1/2008	10/31/2008	5/1/2008 to 10/31/2008
Actual	$1,000.00	$635.68	$6.02
Hypothetical (5% Annual
Return before expenses)	$1,000.00	$1,017.85	$7.43
* Expenses are equal to the Fund's annualized expense ratio of 1.46%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

CROFT FUNDS

EXPENSE ILLUSTRATION (CONTINUED)

OCTOBER 31, 2008 (UNAUDITED)

Income Fund
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period *
	5/1/2008	10/31/2008	5/1/2008 to 10/31/2008

Actual	$1,000.00	$926.92	$5.34
Hypothetical (5% Annual
Return before expenses)	$1,000.00	$1,019.66	$5.60
* Expenses are equal to the Fund's annualized expense ratio of 1.10%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

CROFT FUNDS

ADDITIONAL INFORMATION

OCTOBER 31, 2008 (UNAUDITED)

Information Regarding Proxy Voting

A description of the policies and procedures that these Funds use to determine how to vote proxies relating to portfolio securities and information regarding how these Funds voted proxies during the most recent 12-month period ended June 30, are available without charge upon request by (1) calling the Funds at (800) 746-3322 and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.

Information Regarding Portfolio Holdings

The Funds file a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q.  The Funds’ first and third fiscal quarters end on July 31 and January 31. The Funds’ Form N-Q’s are available on the SEC’s website at http://sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling the Funds at 1-800-746-3322.

Information Regarding Statement of Additional Information

The Statement of Additional Information includes additional information about the Directors and is available without charge upon request, by calling toll free at 1-800-746-3322.

                                          1-800-746-3322

This report is provided for the general information of the shareholders of the Croft Funds Corporation. This report is not intended for distribution to prospective investors in these Funds, unless preceded or accompanied by an effective Prospectus

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.

Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 9.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of directors.

Item 10.  Controls and Procedures.

(a)

Based on an evaluation of the registrant’s disclosure controls and procedures as of July 1, 2008, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 11.  Exhibits.

(a)(1)

EX-99.CODE ETH.  Not applicable.

(a)(2)

EX-99.CERT.  Filed herewith.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Croft Funds Corporation

By /s/Kent Croft, CEO

*Kent Croft CEO

Date January 9, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By Kent Croft, CEO

*Kent Croft CEO

Date January 9, 2009

By Phillip Vong, Treasurer

*Phillip Vong, Treasurer

Date January 9, 2009

* Print the name and title of each signing officer under his or her signature.